BUSINESS COMBINATION, ASSET ACQUISITION AND DISPOSAL OF SUBSIDIARY - Gain of disposal of subsidiaries (Details) - Jul. 22, 2022 - Loto Interactive $ in Thousands, $ in Thousands	HKD ($)	USD ($)	USD ($)
Business Acquisition [Line Items]
Cash and cash equivalents	$ 39,174		$ 4,990
Amounts due from related parties	422		54
Prepayments and other receivables	37,534		4,781
Property and equipment, net	24,443		3,114
Long-term investments	3,514		448
Other non-current assets	33,488		4,266
Accounts payable	(3,206)		(408)
Amounts due to related parties	(6,099)		(777)
Accrued payroll and welfare payable	(12,623)		(1,608)
Other current liabilities	(4,756)		(606)
Income tax payable	(3,278)		(418)
Other non-current liabilities	(800)		(102)
Net assets of the subsidiaries	107,813		13,734
Non-controlling interest of the subsidiaries	(43,412)		(5,542)
Fair value of retained non-controlling interest in the subsidiaries	(13,497)		(1,719)
Net assets of the subsidiaries attributable to the Company	50,904		$ 6,473
Reclassification of accumulated translation adjustment into gain on disposal	1,241	$ 184
Consideration	78,308	9,997
Gain of disposal of subsidiaries	$ 26,163	$ 3,340